Schedule III-Real Estate Investments	12 Months Ended
Dec. 31, 2012
Schedule III-Real Estate Investments

AVIV REIT, INC. AND SUBSIDIARIES

SCHEDULE III—REAL ESTATE AND INVESTMENTS

							Initial Cost to Company					Costs Capitalized Subsequent to Acquisition			Gross Amount Carried at December 31, 2012 (c)
Description	Type of Asset		Encumbrances	City		State	Land			Buildings & Improvements		Improvements / Adjustments	Impairment / Dispositions		Land			Buildings & Improvements		Accumulated Depreciation	Year of Construction			Date Acquired		Life on Which Depreciation in Statement of Operations Computed
SunBridge Care/Rehab - Broadway	(a	)	(3)	Methuen		MA		$31,469		$495,552		$—		$(170,262)		$26,002		$330,757		$(165,260)		1910		1993		40 years
SunBridge - Colonial Heights	(a	)	(3)	Lawrence		MA		63,160		958,681		—		(225,000)		63,160		733,681		(348,499)		1963		1993		40 years
SunBridge - Fall River	(c	)		Fall River		MA		90,707		1,308,677		—		(1,399,384)		—		—		—				1993		40 years
SunBridge Care Center - Glenwood	(a	)	(3)	Lowell		MA		82,483		1,210,652		—		(252,510)		82,483		958,142		(455,117)		1964		1993		40 years
SunBridge - Hammond House	(a	)	(3)	Worchester		MA		42,062		663,598		488,598		(663,598)		42,062		488,598		(232,084)		1965		1993		40 years
SunBridge for North Reading	(a	)	(3)	North Reading		MA		113,195		1,567,397		—		(252,500)		113,195		1,314,897		(624,576)		1966		1993		40 years
Robbin House Nursing and Rehab	(c	)		Quincy		MA		66,000		1,051,668		—		(1,117,668)		—		—		—				1993		40 years
SunBridge Care Center - Rosewood	(a	)	(3)	Fall River		MA		31,893		512,984		—		(283,705)		12,593		248,579		(175,980)		1882		1993		40 years
SunBridge Care/Rehab-Sandalwood	(a	)	(3)	Oxford		MA		64,435		940,982		497,782		(192,500)		64,435		1,246,264		(421,667)		1966		1993		40 years
SunBridge - Spring Valley	(a	)	(3)	Worchester		MA		71,084		1,030,725		—		(205,000)		71,084		825,725		(392,219)		1960		1993		40 years
SunBridge Care/Rehab -Town Manor	(c	)		Lawrence		MA		89,790		1,305,518		—		(1,395,308)		—		—		—				1993		40 years
SunBridge Care/Rehab -Woodmill	(a	)	(3)	Lawrence		MA		61,210		946,028		—		(235,000)		61,210		711,028		(337,738)		1965		1993		40 years
SunBridge Care/Rehab -Worcester	(c	)		Worchester		MA		92,512		1,374,636		—		(1,467,148)		—		—		—				1993		40 years
Countryside Community	(a	)	(2)	South Haven		MI		221,000		4,239,161		12,959		—		221,000		4,252,120		(954,835)		1975		2005		40 years
Pepin Manor	(a	)	(2)	Pepin		WI		318,000		1,569,959		332,808		—		318,000		1,902,767		(366,240)		1978		2005		40 years
Highland Health Care Center	(a	)	(2)	Highland		IL		189,921		1,723,523		—		—		189,921		1,723,523		(418,563)		1963		2005		40 years
Nebraska Skilled Nursing/Rehab	(a	)	(2)	Omaha		NE		211,000		6,694,584		—		(1,510)		209,490		6,694,584		(1,697,031)		1971		2005		40 years
Casa Real	(a	)	(2)	Santa Fe		NM		1,029,800		2,692,295		676,474		—		1,029,800		3,368,769		(810,849)		1985		2005		40 years
Clayton Nursing and Rehab	(a	)	(2)	Clayton		NM		41,000		790,476		—		—		41,000		790,476		(260,927)		1960		2005		40 years
Country Cottage Care/Rehab Center	(a	)	(2)	Hobbs		NM		9,000		671,536		—		—		9,000		671,536		(258,739)		1963		2005		40 years
Bloomfield Nursing/Rehab Center	(a	)	(2)	Bloomfield		NM		343,800		4,736,296		—		—		343,800		4,736,296		(1,101,548)		1985		2005		40 years
Espanola Valley Center	(a	)	(2)	Espanola		NM		216,000		4,143,364		—		—		216,000		4,143,364		(1,059,431)		1984		2005		40 years
Sunshine Haven Lordsburg	(a	)	(2)	Lordsburg		NM		57,041		1,881,927		—		—		57,041		1,881,927		(404,557)		1972		2005		40 years
Silver City Care Center	(a	)	(2)	Silver City		NM		305,000		5,843,505		—		—		305,000		5,843,505		(1,319,974)		1984		2005		40 years
Raton Nursing and Rehab Center	(a	)	(2)	Raton		NM		128,000		1,509,456		—		—		128,000		1,509,456		(479,297)		1985		2005		40 years
Red Rocks Care Center	(a	)	(2)	Gallup		NM		329,000		3,952,779		—		—		329,000		3,952,779		(970,842)		1978		2005		40 years
Heritage Villa Nursing/Rehab	(a	)	(2)	Dayton		TX		18,000		435,568		9,400		—		18,000		444,968		(123,815)		1964		2005		40 years
Wellington Oaks Nursing/Rehab	(a	)	(2)	Ft. Worth		TX		137,000		1,147,400		(9,400)		—		137,000		1,138,000		(330,345)		1963		2005		40 years
Seven Oaks Nursing and Rehab	(a	)	(2)	Bonham		TX		63,000		2,583,389		—		—		63,000		2,583,389		(622,170)		1970		2005		40 years
Birchwood Nursing and Rehab	(a	)	(2)	Cooper		TX		96,000		2,726,580		8,304		—		96,000		2,734,884		(644,167)		1966		2005		40 years
Smith Nursing and Rehab	(a	)	(2)	Wolfe City		TX		49,000		1,010,304		(8,304)		—		49,000		1,002,000		(258,656)		1946		2005		40 years
Blanco Villa Nursing and Rehab	(a	)	(3)	San Antonio		TX		341,847		1,931,216		951,592		—		341,847		2,882,808		(655,011)		1969		2005		40 years
Forest Hill Nursing Center	(a	)		Ft. Worth		TX		87,904		1,764,129		—		(1,852,033)		—		—		—				2005		40 years
Garland Nursing and Rehab	(a	)	(3)	Garland		TX		56,509		1,058,409		1,357,939		—		56,509		2,416,348		(372,041)		1964		2005		40 years
Hillcrest Nursing and Rehab	(a	)	(3)	Wylie		TX		209,992		2,683,768		528,248		—		209,992		3,212,016		(650,831)		1975		2005		40 years
Mansfield Nursing and Rehab	(a	)	(3)	Mansfield		TX		486,958		2,142,550		(17,723)		—		486,958		2,124,827		(544,951)		1964		2005		40 years
Westridge Nursing and Rehab	(a	)	(3)	Lancaster		TX		625,790		1,847,633		(15,270)		—		625,790		1,832,363		(529,559)		1973		2005		40 years
Clifton Nursing and Rehab	(a	)	(5)	Clifton		TX		125,000		2,974,643		—		—		125,000		2,974,643		(765,834)		1995		2005		40 years
Brownwood Nursing and Rehab	(a	)	(2)	Brownwood		TX		140,000		3,463,711		1,522,390		—		140,000		4,986,101		(852,249)		1968		2005		40 years
Irving Nursing and Rehab	(a	)	(2)	Irving		TX		137,000		1,248,284		(10,284)		—		137,000		1,238,000		(333,444)		1972		2005		40 years
Stanton Nursing and Rehab	(a	)	(3)	Stanton		TX		261,000		1,017,599		11,707		—		261,000		1,029,306		(266,393)		1972		2005		40 years
Valley Mills Nursing and Rehab	(a	)	(3)		Valley Mills		TX		34,000		1,091,210		(8,977)		—		34,000		1,082,233		(270,269)		1971		2005		40 years
Hometown Care Center	(a	)	(3)		Moody		TX		13,000		328,263		—		(341,263)		—		—		—				2005		40 years
Shuksan Healthcare Center	(a	)	(3)		Bellingham		WA		61,000		491,085		1,983,432		—		61,000		2,474,517		(340,787)		1965		2005		40 years
Orange Villa Nursing and Rehab	(a	)	(3)		Orange		TX		97,500		1,948,490		17,468		—		97,500		1,965,958		(486,690)		1973		2005		40 years
Pinehurst Nursing and Rehab	(a	)	(3)		Orange		TX		98,500		2,072,051		22,567		—		98,500		2,094,618		(535,694)		1955		2005		40 years
Wheeler Nursing and Rehab	(a	)	(2)		Wheeler		TX		17,000		1,369,290		—		—		17,000		1,369,290		(360,544)		1982		2005		40 years
North Pointe Nursing and Rehab	(a	)	(4)		Watauga		TX		1,061,000		3,845,890		—		—		1,061,000		3,845,890		(881,609)		1999		2005		40 years
ABC Health Center	(a	)	(2)		Harrisonville		MO		143,500		1,922,391		122,010		—		143,500		2,044,401		(451,064)		1970		2005		40 years
Camden Health Center	(a	)	(2)		Harrisonville		MO		189,000		2,531,961		68,462		—		189,000		2,600,423		(559,855)		1977		2005		40 years
Cedar Valley Health Center	(a	)	(2)		Rayton		MO		252,000		3,375,981		58,200		—		252,000		3,434,181		(819,610)		1978		2005		40 years
Monett Healthcare Center	(a	)	(2)		Monett		MO		259,000		3,469,761		(26,381)		—		259,000		3,443,380		(795,952)		1976		2005		40 years
White Ridge Health Center	(a	)	(2)		Lee’s Summit		MO		292,250		3,914,964		32,514		—		292,250		3,947,478		(886,786)		1986		2005		40 years
The Orchards Rehab/Care Center	(a	)	(3)		Lewiston		ID		201,000		4,319,316		505,634		—		201,000		4,824,950		(1,173,299)		1958		2005		40 years
SunBridge for Payette	(a	)	(3)		Payette		ID		179,000		3,165,530		(26,331)		—		179,000		3,139,199		(642,696)		1964		2005		40 years
Magic Valley Manor-Assisted Living	(b	)	(3)		Wendell		ID		177,000		405,331		1,005,334		—		177,000		1,410,665		(196,339)		1911		2005		40 years
McCall Rehab and Living Center	(a	)			McCall		ID		213,000		675,976		(5,624)		(883,352)		—		—		—		1965		2005		40 years
Menlo Park Health Care	(a	)	(3)		Portland		OR		112,000		2,205,297		184,777		—		112,000		2,390,074		(653,452)		1959		2005		40 years
Burton Care Center	(a	)	(3)		Burlington		WA		115,000		1,169,629		85,957		—		115,000		1,255,586		(271,239)		1930		2005		40 years
Columbia View Care Center	(a	)	(3)		Cathlamet		WA		49,200		504,900		(0)		(93,098)		38,246		422,756		(135,952)		1965		2005		40 years
Pinehurst Park Terrace	(a	)			Seattle		WA		—		360,236		—		(360,236)		—		—		—				2005		40 years
Grandview Healthcare Center	(a	)	(3)		Grandview		WA		19,300		1,155,216		14,917		—		19,300		1,170,133		(383,322)		1964		2005		40 years
Hillcrest Manor	(a	)	(3)		Sunnyside		WA		102,000		1,638,826		6,856,674		—		102,000		8,495,500		(649,404)		1970		2005		40 years
Evergreen Foothills Center	(a	)	(3)		Phoenix		AZ		500,000		4,537,644		—		—		500,000		4,537,644		(1,340,585)		1997		2005		40 years
Evergreen Hot Springs Center	(a	)	(3)		Hot Springs		MT		103,500		1,942,861		19,412		—		103,500		1,962,273		(446,117)		1963		2005		40 years
Evergreen Polson Center	(a	)	(3)		Polson		MT		121,000		2,357,612		(19,412)		—		121,000		2,338,200		(570,439)		1971		2005		40 years
Evergreen Sun City Center	(a	)	(3)		Sun City		AZ		476,231		5,697,720		60,161		—		476,231		5,757,881		(1,385,966)		1985		2005		40 years
Sunset Gardens at Mesa	(b	)	(3)		Mesa		AZ		123,000		1,640,673		(13,547)		—		123,000		1,627,126		(375,124)		1974		2005		40 years
Evergreen Mesa Christian Center	(a	)	(3)		Mesa		AZ		466,000		6,231,061		(46,614)		(615,000)		466,000		5,569,447		(1,526,643)		1973		2005		40 years
Evergreen The Dalles Center	(a	)	(2)		The Dalles		OR		200,000		3,831,789		91,952		—		200,000		3,923,741		(841,322)		1964		2005		40 years
Evergreen Vista Health Center	(a	)	(2)		LaGrande		OR		281,000		4,783,790		248,354		—		281,000		5,032,144		(1,029,198)		1961		2005		40 years
Whitman Health and Rehab Center	(a	)	(2)		Colfax		WA		231,000		6,271,162		38,289		—		231,000		6,309,451		(1,287,203)		1985		2005		40 years
Fountain Retirement Hotel	(b	)	(3)		Youngtown		AZ		101,300		1,939,835		169,696		(1,634,700)		4,550		571,581		(479,533)		1971		2005		40 years
Gilmer Care Center	(a	)	(3)		Gilmer		TX		257,000		2,992,894		362,306		—		257,000		3,355,200		(725,838)		1967		2005		40 years
Columbus Nursing and Rehab Center	(a	)	(2)		Columbus		WI		352,000		3,476,920		301,848		—		352,000		3,778,768		(761,893)		1950		2005		40 years
San Juan Rehab and Care Center	(a	)	(3)	Anacortes		WA		625,000		1,184,855		2,041,630		—		625,000		3,226,485		(713,654)		1965		2005		40 years
Infinia at Faribault	(a	)	(3)	Faribault		MN		70,000		1,484,598		102,124		—		70,000		1,586,722		(411,328)		1958		2005		40 years
Infinia at Owatonna	(a	)	(3)	Owatonna		MN		125,000		2,321,296		(19,308)		—		125,000		2,301,988		(544,998)		1963		2005		40 years
Infinia at Willmar	(a	)	(3)	Wilmar		MN		70,000		1,341,155		19,645		—		70,000		1,360,800		(327,063)		1998		2005		40 years
Infinia at Florence Heights	(a	)	(2)	Omaha		NE		413,000		3,516,247		4,352		(742,383)		310,538		2,880,678		(941,217)		1999		2005		40 years
Infinia at Ogden	(a	)	(3)	Ogden		UT		233,800		4,478,450		600,246		—		233,800		5,078,696		(1,018,039)		1977		2005		40 years
Prescott Manor Nursing Center	(a	)	(3)	Prescott		AR		43,500		1,461,860		209,056		—		43,500		1,670,916		(479,048)		1965		2005		40 years
Star City Nursing Center	(a	)	(3)	Star City		AR		28,000		1,068,891		80,125		—		28,000		1,149,016		(265,375)		1969		2005		40 years
Westview Manor of Peabody	(a	)	(3)	Peabody		KS		22,000		502,177		137,682		—		22,000		639,859		(119,708)		1963		2005		40 years
Orchard Grove Extended Care Center	(a	)	(2)	Benton Harbor		MI		166,000		3,185,496		439,904		(491,113)		138,744		3,161,543		(778,747)		1971		2005		40 years
Marysville Care Center	(a	)		Marysville		CA		281,000		1,319,608		—		(1,600,608)		—		—		—				2005		40 years
Yuba City Care Center	(a	)		Yuba City		CA		177,385		2,129,584		—		(2,306,969)		—		—		—				2005		40 years
Lexington Care Center	(a	)	(3)	Lexington		MO		151,000		2,943,170		325,142		—		151,000		3,268,312		(772,950)		1970		2005		40 years
Twin Falls Care Center	(a	)	(3)	Twin Falls		ID		448,000		5,144,793		—		—		448,000		5,144,793		(1,162,858)		1961		2005		40 years
Gordon Lane Care Center	(a	)	(2)	Fullerton		CA		2,982,000		3,648,346		—		—		2,982,000		3,648,346		(810,876)		1966		2005		40 years
Sierra View Care Center	(a	)	(3)	Baldwin Park		CA		868,400		1,748,141		6,377		—		868,400		1,754,518		(449,472)		1938		2005		40 years
Villa Maria Care Center	(a	)	(4)	Long Beach		CA		139,600		766,778		—		(906,378)		—		—		—				2005		40 years
High Street Care Center	(a	)	(3)	Oakland		CA		246,000		684,695		11,776		—		246,000		696,471		(162,108)		1961		2005		40 years
MacArthur Care Center	(a	)	(3)	Oakland		CA		246,000		1,415,776		(11,776)		—		246,000		1,404,000		(441,460)		1960		2005		40 years
Pomona Vista Alzheimer’s Center	(a	)	(3)	Ponoma		CA		403,000		954,853		—		—		403,000		954,853		(247,312)		1959		2005		40 years
Rose Convalescent Hospital	(a	)	(4)	Baldwin Park		CA		1,308,000		486,043		—		—		1,308,000		486,043		(146,130)		1963		2005		40 years
Country Oaks Nursing Center	(a	)	(3)	Ponoma		CA		1,393,000		2,426,180		—		—		1,393,000		2,426,180		(555,496)		1964		2005		40 years
Evergreen Nursing/Rehab Center	(a	)	(3)	Effingham		IL		317,388		3,461,794		—		—		317,388		3,461,794		(807,416)		1974		2005		40 years
Deseret at Hutchinson	(a	)	(2)	Hutchinson		KS		180,000		2,546,991		—		—		180,000		2,546,991		(619,799)		1963		2005		40 years
Northridge Healthcare/Rehab	(a	)		Little Rock		AR		465,000		3,011,597		55,321		(3,531,918)		—		—		—		1969		2005		40 years
Doctors Nursing and Rehab Center	(a	)	(3)	Salem		IL		125,000		4,663,792		900,000		—		125,000		5,563,792		(1,129,755)		1972		2005		40 years
Woodland Hills Health/Rehab	(a	)		Little Rock		AR		270,000		4,006,007		—		(4,276,007)		—		—		—		1979		2005		40 years
North Richland Hills	(a	)		North Richland Hills		TX		980,458		—		5,067,466		(6,047,924)		—		—		—				2005		40 years
Chenal Heights	(a	)	(2)	Little Rock		AR		1,411,446		—		7,330,169		—		1,411,446		7,330,169		(1,348,438)		2008		2006		40 years
Willis Nursing and Rehab	(a	)	(2)	Willis		TX		212,000		2,407,367		—		—		212,000		2,407,367		(456,924)		1975		2006		40 years
Blanchette Place Care Center	(a	)	(3)	St. Charles		MO		1,300,000		10,777,312		3,586		—		1,300,000		10,780,898		(1,856,609)		1994		2006		40 years
Cathedral Gardens Care Center	(a	)	(3)	St. Louis		MO		1,600,000		9,524,876		51,229		—		1,600,000		9,576,105		(1,698,129)		1979		2006		40 years
Heritage Park Skilled Care	(a	)	(3)	Rolla		MO		1,200,000		7,840,918		775,182		—		1,200,000		8,616,100		(1,330,566)		1993		2006		40 years
Oak Forest Skilled Care	(a	)	(3)	Ballwin		MO		550,000		3,995,129		42,870		—		550,000		4,037,999		(718,435)		2004		2006		40 years
Richland Care and Rehab	(a	)	(3)	Olney		IL		350,000		2,484,264		—		—		350,000		2,484,264		(497,646)		2004		2006		40 years
Bonham Nursing and Rehab	(a	)	(3)	Bonham		TX		76,000		1,129,849		—		—		76,000		1,129,849		(202,688)		1969		2006		40 years
Columbus Nursing and Rehab	(a	)		Columbus		TX		150,000		1,808,552		—		(1,958,552)		—		—		—		1974		2006		40 years
Denison Nursing and Rehab	(a	)	(2)	Denison		TX		178,000		1,945,000		—		—		178,000		1,945,000		(350,737)		1958		2006		40 years
Falfurrias Nursing and Rehab	(a	)	(2)	Falfurias		TX		92,000		1,065,000		—		—		92,000		1,065,000		(209,239)		1974		2006		40 years
Houston Nursing and Rehab	(a	)	(2)	Houston		TX		228,000		2,451,893		39,464		—		228,000		2,491,357		(441,065)		1976		2006		40 years
Kleburg County Nursing/Rehab	(a	)	(3)	Kingsville		TX		315,000		3,688,676		594,778		—		315,000		4,283,454		(664,566)		1947		2006		40 years
Terry Haven Nursing and Rehab	(a	)	(3)	Mount Vernon		TX		180,000		1,970,861		—		—		180,000		1,970,861		(386,090)		2004		2006		40 years
Deseret at Mansfield	(b	)	(3)	Mansfield		OH		146,000		2,689,968		15,748		—		146,000		2,705,716		(450,288)		1980		2006		40 years
Clarkston Care Center	(a	)	(3)	Clarkston		WA		161,633		7,038,367		5,514,068		—		161,633		12,552,435		(1,629,385)		1970		2006		40 years
Highland Terrace Nursing Center	(a	)	(3)	Camas		WA		592,776		3,921,159		6,257,608		—		592,776		10,178,767		(1,202,776)		1970		2006		40 years
Richland Rehabilitation Center	(a	)	(3)	Richland		WA		693,000		9,307,000		145,819		—		693,000		9,452,819		(1,562,767)		2004		2006		40 years
Evergreen Milton-Freewater Center	(a	)	(2)	Milton Freewater		OR		700,000		5,403,570		—		—		700,000		5,403,570		(971,800)		1965		2006		40 years
Douglas Rehab and Care Center	(a	)	(3)	Matoon		IL		250,000		2,390,779		1,248,778		(13,246)		250,000		3,626,311		(456,150)		1963		2006		40 years
Hillside Living Center	(a	)	(3)	Yorkville		IL		560,000		3,073,603		1		(3,168)		560,000		3,070,436		(597,477)		1963		2006		40 years
Arbor View Nursing / Rehab Center	(a	)		Zion		IL		147,000		5,235,290		130,209		(5,512,500)		—		(1)		—		1970		2006		40 years
Ashford Hall	(a	)	(3)	Irving		TX		1,746,000		11,418,567		113,706		(142,702)		1,746,000		11,389,571		(1,963,546)		1964		2006		40 years
Belmont Nursing and Rehab Center	(a	)	(3)	Madison		WI		480,000		1,861,061		6,207		—		480,000		1,867,268		(396,012)		1974		2006		40 years
Blue Ash Nursing and Rehab Center	(a	)	(3)	Cincinnati		OH		125,000		6,278,450		447,530		(90,000)		123,200		6,637,780		(1,353,591)		1969		2006		40 years
West Chester Nursing/Rehab Center	(a	)		West Chester		OH		375,000		5,663,460		368,689		(3,554,657)		94,855		2,757,637		(1,107,494)		1965		2006		40 years
Wilmington Nursing/Rehab Center	(a	)	(3)	Willmington		OH		125,000		6,078,450		472,388		—		125,000		6,550,838		(1,312,900)		1951		2006		40 years
Extended Care Hospital of Riverside	(a	)	(2)	Riverside		CA		1,091,000		5,646,826		—		(26,375)		1,091,000		5,620,451		(1,469,592)		1967		2006		40 years
Heritage Manor	(a	)	(2)	Monterey Park		CA		1,585,508		9,274,154		—		(23,200)		1,585,508		9,250,954		(2,143,023)		1965		2006		40 years
French Park Care Center	(a	)	(2)	Santa Ana		CA		1,076,447		5,983,614		596,442		—		1,076,447		6,580,056		(1,133,944)		1967		2006		40 years
North Valley Nursing Center	(a	)	(2)	Tujunga		CA		613,800		5,031,473		—		(25,382)		613,800		5,006,091		(1,035,817)		1967		2006		40 years
Villa Rancho Bernardo Care Center	(a	)	(2)	San Diego		CA		1,425,347		9,652,911		65,349		(57,067)		1,425,347		9,661,193		(1,729,787)		1994		2006		40 years
Austin Nursing Center	(a	)	(3)	Austin		TX		1,501,040		4,504,643		1,725,687		—		1,501,040		6,230,330		(753,699)		2007		2007		40 years
Dove Hill Care Center and Villas	(a	)	(3)	Hamilton		TX		58,397		5,781,296		—		—		58,397		5,781,296		(865,917)		1998		2007		40 years
Brighten at Medford	(a	)		Medford		MA		2,365,610		6,612,915		291,913		(9,270,437)		—		1		—		1978		2007		40 years
Brighten at Ambler	(a	)	(3)	Ambler		PA		370,010		5,111,673		(652,999)		—		370,010		4,458,674		(693,396)		1963		2007		40 years
Brighten at Broomall	(a	)	(3)	Broomall		PA		607,870		3,930,013		590,503		—		607,870		4,520,516		(777,066)		1955		2007		40 years
Brighten at Bryn Mawr	(a	)	(3)	Bryn Mawr		PA		708,300		6,352,474		1,468,774		—		708,300		7,821,248		(1,171,986)		1972		2007		40 years
Brighten at Julia Ribaudo	(a	)	(3)	Lake Ariel		PA		369,050		7,559,765		730,412		—		369,050		8,290,177		(1,339,352)		1980		2007		40 years
Good Samaritan Nursing Home	(a	)	(3)	Avon		OH		393,813		8,856,210		108,495		—		393,813		8,964,705		(1,575,023)		1964		2007		40 years
Belleville Illinois	(a	)	(3)	Belleville		IL		670,481		3,431,286		—		—		670,481		3,431,286		(522,068)		1978		2007		40 years
Homestead Various Leases (b)	(a	)	(3)			TX		345,197		4,352,982		5,504		—		345,197		4,358,486		(673,347)				2007		40 years
Byrd Haven Nursing Home	(a	)	(3)	Searcy		AR		772,501		2,413,388		131,823		(1,897,763)		49,279		1,370,670		(419,949)		1961		2008		40 years
Evergreen Arvin Healthcare	(a	)	(2)	Arvin		CA		900,000		4,764,928		783,736		—		1,028,705		5,419,959		(692,938)		1984		2008		40 years
Evergreen Bakersfield Healthcare	(a	)	(2)	Bakersfield		CA		1,000,000		12,154,112		1,820,236		—		1,153,135		13,821,213		(1,593,216)		1987		2008		40 years
Evergreen Lakeport Healthcare	(a	)	(2)	Lakeport		CA		1,100,000		5,237,033		876,918		—		1,256,514		5,957,437		(778,985)		1987		2008		40 years
New Hope Care Center	(a	)	(2)	Tracy		CA		1,900,000		10,293,920		1,687,692		—		2,172,271		11,709,341		(1,374,418)		1987		2008		40 years
Olive Ridge Care Center	(a	)	(2)	Oroville		CA		800,000		8,609,470		2,138,439		—		925,065		10,622,844		(1,246,297)		1987		2008		40 years
Twin Oaks Health & Rehab	(a	)	(2)	Chico		CA		1,300,000		8,397,558		1,341,477		—		1,488,063		9,550,972		(1,225,410)		1988		2008		40 years
Evergreen Health & Rehab	(a	)	(2)	LaGrande		OR		1,400,000		808,374		295,533		—		1,587,353		916,554		(149,521)		1975		2008		40 years
Evergreen Bremerton Health & Rehab	(a	)		Bremerton		WA		650,000		1,366,315		0		(2,016,315)		—		—		—		1969		2008		40 years
Four Fountains	(a	)	(3)	Belleville		IL		989,489		5,007,411		—		—		989,489		5,007,411		(578,259)		1972		2008		40 years
Brookside Health & Rehab	(a	)	(3)	Little Rock		AR		750,690		4,421,289		1,613,473		—		750,690		6,034,762		(734,788)		1969		2008		40 years
Skilcare Nursing Center	(a	)	(3)	Jonesboro		AR		417,050		7,007,007		148,119		—		417,050		7,155,126		(898,122)		1973		2008		40 years
Stoneybrook Health & Rehab Center	(a	)	(3)	Benton		AR		250,231		3,170,134		312,823		—		250,230		3,482,958		(441,799)		1968		2008		40 years
Trumann Health & Rehab	(a	)	(3)	Trumann		AR		166,821		3,587,185		103,952		—		166,820		3,691,138		(453,532)		1971		2008		40 years
Deseret at McPherson	(a	)	(2)	McPherson		KS		92,000		1,874,920		—		—		92,000		1,874,920		(225,292)		1970		2008		40 years
Mission Nursing Center	(a	)	(3)	Riverside		CA		230,000		1,209,976		—		—		230,000		1,209,976		(149,498)		1957		2008		40 years
New Byrd Haven Nursing Home	(a	)	(3)	Searcy		AR		—		10,213,112		629,701		—		629,701		10,213,112		(1,177,199)		2009		2009		40 years
Evergreen Health & Rehab of Petaluma	(a	)	(2)	Petaluma		CA		748,668		2,459,910		—		—		748,668		2,459,910		(363,728)		1969		2009		40 years
Evergreen Mountain View Health & Rehab	(a	)	(2)	Carson City		NV		3,454,723		5,942,468		—		—		3,454,723		5,942,468		(631,450)		1977		2009		40 years
Little Rock Health and Rehab	(a	)		Little Rock		AR		471,169		4,778,831		7,612,989		(12,862,989)		—		—		—		1971		2009		40 years
Hidden Acres Health Care	(a	)	(3)	Mount Pleasant		TN		67,413		3,312,587		—		—		67,413		3,312,587		(227,391)		1979		2010		40 years
Community Care and Rehab	(a	)	(1)	Riverside		CA		1,648,067		9,851,932		—		—		1,648,067		9,851,932		(710,856)		1965		2010		40 years
Heritage Gardens of Portageville	(a	)	(4)	Portageville		MO		223,658		3,088,802		—		—		223,658		3,088,802		(195,580)		1995		2010		40 years
Heritage Gardens of Greenville	(a	)	(4)	Greenville		MO		118,925		2,218,776		—		—		118,925		2,218,776		(143,730)		1990		2010		40 years
Heritage Gardens of Senath	(a	)	(4)	Senath		MO		108,843		2,773,194		265,743		—		108,843		3,038,937		(195,911)		1980		2010		40 years
Heritage Gardens of Senath South	(a	)	(4)	Senath		MO		72,805		1,854,998		—		—		72,805		1,854,998		(122,326)		1980		2010		40 years
The Carrington	(a	)	(3)	Lynchburg		VA		705,888		4,294,112		—		—		705,888		4,294,112		(248,419)		1994		2010		40 years
Arma Care Center	(a	)	(2)	Arma		KS		57,452		2,897,772		—		—		57,452		2,897,772		(171,754)		1970		2010		40 years
Yates Center Nursing and Rehab	(a	)	(2)	Yates		KS		54,340		2,990,435		—		—		54,340		2,990,435		(176,388)		1967		2010		40 years
Great Bend Health & Rehab Center	(a	)	(3)	Great Bend		KS		111,482		4,588,518		299,535		—		111,482		4,888,053		(349,923)		1965		2010		40 years
Maplewood at Norwalk	(b	)	(3)	Norwalk		CT		1,589,950		1,010,050		15,792,103		—		1,589,950		16,802,153		(83,716)		1983		2010		40 years
Carrizo Springs Nursing & Rehab	(a	)	(3)	Carrizo Springs		TX		45,317		1,954,683		—		—		45,317		1,954,683		(126,306)		1965		2010		40 years
Maplewood at Orange	(b	)	(2)	Orange		CT		1,133,533		11,155,287		2,131,478		—		1,133,533		13,286,765		(729,962)		1999		2010		40 years
Wellington Leasehold	(a	)	(3)	Wellington		KS		—		—		2,000,000		—		—		2,000,000		(121,575)		1957		2010		21 years
St. James Nursing & Rehab	(a	)	(3)	Carrabelle		FL		1,144,155		8,855,845		—		—		1,144,155		8,855,845		(501,574)		2009		2011		40 years
University Manor	(a	)	(3)	Cleveland		OH		886,425		8,694,575		—		—		886,425		8,694,575		(428,928)		1982		2011		40 years
Grand Rapids Care Center	(a	)	(3)	Grand Rapids		OH		288,249		1,516,629		—		—		288,249		1,516,629		(75,009)		1993		2011		40 years
Bellevue Care Center	(a	)	(3)	Bellevue		OH		282,354		3,440,207		—		—		282,354		3,440,207		(158,585)		1988		2011		40 years
Orchard Grove Assisted Living	(b	)	(3)	Bellevue		OH		282,354		3,440,207		—		—		282,354		3,440,207		(158,585)		1998		2011		40 years
Woodland Manor Nursing and Rehabilitation	(a	)	(5)	Conroe		TX		576,518		2,090,586		280,458		—		576,518		2,371,044		(133,274)		1975		2011		40 years
Fredericksburg Nursing and Rehabilitation	(a	)	(5)	Fredericksburg		TX		326,731		3,046,370		—		—		326,731		3,046,370		(146,543)		1970		2011		40 years
Jasper Nursing and Rehabilitation	(a	)	(5)	Jasper		TX		113,083		2,554,020		28,500		—		113,083		2,582,520		(116,740)		1972		2011		40 years
Legacy Park Community Living Center	(a	)	(4)	Peabody		KS		33,420		1,266,580		—		—		33,420		1,266,580		(64,381)		1963		2011		40 years
Lakewood Senior Living of Pratt	(a	)	(3)	Pratt		KS		18,503		502,901		312,315		—		18,503		815,216		(33,659)		1964		2011		40 years
Lakewood Senior Living of Seville	(a	)	(3)	Wichita		KS		93,731		896,938		150,903		—		93,731		1,047,841		(56,025)		1977		2011		40 years
Lakewood Senior Living of Haviland	(a	)	(3)	Haviland		KS		112,480		648,771		16,293		—		112,480		665,064		(39,040)		1971		2011		40 years
Oak Manor Nursing and Rehabilitation	(a	)	(5)	Commerce		TX		224,899		1,867,793		443,861		—		224,899		2,311,654		(111,312)		1963		2011		40 years
Loma Linda Healthcare	(a	)	(3)	Moberly		MO		913,017		4,556,983		—		—		913,017		4,556,983		(222,847)		1987		2011		40 years
Maplewood at Newtown	(b	)	(3)	Newtown		CT		4,941,584		7,058,416		3,332,745		—		6,314,004		9,018,741		(439,668)		2000		2011		40 years
Chatham Acres Nursing Home	(a	)	(3)	Chatham		PA		203,431		1,996,569		2,499,534		—		203,431		4,496,103		(105,016)		1873		2011		40 years
Transitions Healthcare Gettysburg	(a	)	(3)	Gettysburg		PA		241,994		5,858,005		347,001		—		241,994		6,205,006		(245,949)		1950		2011		40 years
Maplewood at Darien	(b	)	(3)	Darien		CT		2,430,458		3,069,542		12,368,599		—		2,430,458		15,438,141		(158,177)		2012		2011		40 years
Crawford Manor	(a	)	(3)	Cleveland		OH		119,877		3,080,123		—		—		119,877		3,080,123		(109,649)		1994		2011		40 years
Aviv Asset Management	(d	)		Chicago		IL		—		—		991,040		—		—		991,040		(236,577)
Aviv Healthcare Properties LP			-2	Chicago		IL		—		—		53,750		—		—		53,750		—
Skagit Aviv	(e	)	(3)	Mt. Vernon		WA		—		—		422,205		(422,205)		—		—		—						40 years
Chatham Acres	(e	)	(3)	Chatham		PA		—		—		—		—		—		—		—		1873		2011		40 years
Amberwood Manor Nursing Home Rehabilitation	(a	)	(3)	New Philadelphia		PA		450,642		3,264,346		—		—		450,642		3,264,346		(101,044)		1962		2011		40 years
Caring Heights Community Care & Rehabilitation Center	(a	)	(3)	Coroapolis		PA		1,546,079		10,018,012		—		—		1,546,079		10,018,012		(311,362)		1983		2011		40 years
Dunmore Healthcare Group	(a	)	(3)	Dunmore		PA		398,110		6,812,777		—		—		398,110		6,812,777		(213,709)		2002		2011		40 years
Eagle Creek Healthcare Group	(a	)	(3)	West Union		OH		1,055,733		5,774,130		—		—		1,055,733		5,774,130		(180,081)		1981		2011		40 years
Edison Manor Nursing & Rehabilitation	(a	)	(3)	New Castle		PA		393,475		8,246,253		—		—		393,475		8,246,253		(259,686)		1982		2011		40 years
Indian Hills Health & Rehabilitation Center	(a	)	(3)	Euclid		OH		852,677		8,425,268		—		—		852,677		8,425,268		(261,573)		1989		2011		40 years
Milcrest Nursing Center	(a	)	(3)	Marysville		OH		735,942		2,169,369		—		—		735,942		2,169,369		(69,107)		1968		2011		40 years
Scranton Healthcare Center	(a	)	(5)	Scranton		PA		1,120,202		5,536,985		—		—		1,120,202		5,536,985		(169,217)		2002		2011		40 years
Deseret Nursing & Rehabilitation at Colby	(a	)	(5)	Colby		KS		569,437		2,798,928		—		—		569,437		2,798,928		(85,013)		1974		2011		40 years
Deseret Nursing & Rehabilitation at Kensington	(a	)	(5)	Kensington		KS		279,893		1,418,766		—		—		279,893		1,418,766		(45,603)		1967		2011		40 years
Deseret Nursing & Rehabilitation at Onaga	(a	)	(5)	Onaga		KS		86,863		2,866,488		—		—		86,863		2,866,488		(86,984)		1959		2011		40 years
Deseret Nursing & Rehabilitation at Oswego	(a	)	(5)	Oswego		KS		183,378		839,678		—		—		183,378		839,678		(27,869)		1960		2011		40 years
Deseret Nursing & Rehabilitation at Smith Center	(a	)	(5)	Smith Center		KS		106,166		1,650,402		—		—		106,166		1,650,402		(51,515)		1960		2011		40 years
Burford Manor	(a	)	(3)	Davis		OK		80,000		3,220,000		—		—		80,000		3,220,000		(100,042)		1969		2011		40 years
Care Meridian Cowan Heights	(h	)	(5)	Santa Ana		CA		219,887		1,129,422		—		—		219,887		1,129,422		(37,231)		1989		2011		40 years
Care Meridian Escondido	(h	)	(5)	Escondido		CA		169,913		1,139,416		—		—		169,913		1,139,416		(38,230)		1990		2011		40 years
Care Meridian Fresno-Marks	(h	)	(5)	Fresno		CA		269,862		1,709,125		—		—		269,862		1,709,125		(54,722)		1990		2011		40 years
Care Meridian La Habra Heights	(h	)	(5)	La Habra		CA		199,898		1,339,314		—		—		199,898		1,339,314		(43,228)		1990		2011		40 years
Care Meridian Sacramento	(h	)	(5)	Elk Grove		CA		219,887		1,649,155		—		—		219,887		1,649,155		(53,223)		1992		2011		40 years
Care Meridian Oxnard	(h	)	(5)	Oxnard		CA		99,949		1,219,375		—		—		99,949		1,219,375		(40,229)		1994		2011		40 years
Care Meridian Santiago Canyon	(h	)	(5)	Silverado		CA		549,718		1,039,468		—		—		549,718		1,039,468		(37,981)		1999		2011		40 years
Care Meridian Marin	(h	)	(5)	Fairfax		CA		319,836		2,148,899		—		—		319,836		2,148,899		(65,717)		2000		2011		40 years
Care Meridian Gilroy	(h	)	(5)	Gilroy		CA		1,089,442		1,759,099		—		—		1,089,442		1,759,099		(55,972)		2000		2011		40 years
Care Meridian Artesia	(h	)	(5)	Artesia		CA		179,908		1,389,288		—		—		179,908		1,389,288		(44,477)		2002		2011		40 years
Care Meridian Las Vegas	(a	)	(5)	Las Vegas		NV		759,611		7,776,017		—		—		759,611		7,776,017		(229,632)		2004		2011		40 years
Sandalwood Healthcare	(a	)	(3)	Little Rock		AR		1,040,000		3,710,000		697,485		—		1,040,000		4,407,485		(129,404)		1996		2011		40 years
Bath Creek			(3)	Cuyahoga Falls		OH		—		—		—		—		—		—		—		2013		2012		40 years
Astoria Health and Rehab	(a	)	(5)	Germantown		OH		330,000		2,170,000		270,551		—		330,000		2,440,551		(59,462)		1996		2012		40 years
Gardnerville Health and Rehab	(a	)	(3)	Gardnerville		NV		1,237,736		3,562,264		—		—		1,237,736		3,562,264		(86,792)		2000		2012		40 years
North Platte Care Centre	(a	)/(b)	(3)	North Platte		NE		236,520		2,128,680		46,884		—		236,520		2,175,564		(70,305)		1984		2012		40 years
Fair Oaks Care Centre	(b	)	(3)	Shenandoah		IA		68,121		401,679		—		—		68,121		401,679		(9,719)		1997		2012		40 years
Crest Haven Care Centre	(a	)	(3)	Creston		IA		72,333		1,466,667		57,681		—		72,333		1,524,348		(36,983)		1964		2012		40 years
Premier Estates Rock Rapids	(b	)	(3)	Rock Rapids		IA		82,782		2,282,418		—		—		82,782		2,282,418		(53,907)		1998		2012		40 years
Rock Rapids Care Centre	(a	)	(3)	Rock Rapids		IA		113,270		2,349,130		151,239		—		113,270		2,500,369		(56,421)		1976		2012		40 years
Elmwood Care Centre	(a	)/(b)	(3)	Onawa		IA		227,383		1,732,817		180,025		—		227,383		1,912,842		(50,232)		1961		2012		40 years
Sunny Knoll Care Centre	(a	)	(3)	Rockwell City		IA		62,483		2,092,116		(0)		—		62,483		2,092,116		(49,915)		1966		2012		40 years
New Hampton Care Centre	(a	)	(3)	New Hampton		IA		144,180		2,739,420		31,015		—		144,180		2,770,435		(69,998)		1967		2012		40 years
Monte Siesta	(a	)	(4)	Austin		TX		770,000		5,230,000		—		—		770,000		5,230,000		(121,323)		1964		2012		40 years
Silver Pines	(a	)	(4)	Bastrop		TX		480,000		3,120,000		—		—		480,000		3,120,000		(88,384)		1987		2012		40 years
Spring Creek	(a	)	(4)	Beaumont		TX		300,000		700,000		—		—		300,000		700,000		(18,770)		1969		2012		40 years
Riverview	(a	)	(4)	Boerne		TX		780,000		3,470,000		—		—		780,000		3,470,000		(96,046)		1994		2012		40 years
Bluebonnet	(a	)	(4)	Karnes City		TX		420,000		3,130,000		—		—		420,000		3,130,000		(92,930)		1994		2012		40 years
Cottonwood	(a	)	(4)	Denton		TX		240,000		2,060,000		—		—		240,000		2,060,000		(49,789)		1969		2012		40 years
Regency Manor	(a	)	(4)	Floresville		TX		780,000		6,120,000		—		—		780,000		6,120,000		(157,503)		1995		2012		40 years
DeLeon	(a	)	(4)	DeLeon		TX		200,000		2,800,000		—		—		200,000		2,800,000		(68,241)		1974		2012		40 years
Spring Oaks	(a	)	(4)	Lampasas		TX		360,000		4,640,000		—		—		360,000		4,640,000		(117,091)		1990		2012		40 years
Lynwood	(a	)	(4)	Levelland		TX		300,000		3,800,000		—		—		300,000		3,800,000		(109,087)		1990		2012		40 years
Sienna	(a	)	(4)	Odessa		TX		350,000		8,050,000		—		—		350,000		8,050,000		(169,601)		1974		2012		40 years
Deerings	(a	)	(4)	Odessa		TX		280,000		8,420,000		35,029		—		280,000		8,455,029		(179,140)		1975		2012		40 years
Terrace West	(a	)	(4)	Midland		TX		440,000		5,860,000		—		—		440,000		5,860,000		(139,107)		1975		2012		40 years
Lake Lodge	(a	)	(4)	Lake Worth		TX		650,000		4,610,000		—		—		650,000		4,610,000		(114,016)		1977		2012		40 years
Nolan	(a	)	(4)	Sweetwater		TX		190,000		4,210,000		—		—		190,000		4,210,000		(118,415)		2010		2012		40 years
Langdon Hall	(b	)	(5)	Bradenton		FL		390,000		4,546,000		60,125		—		390,000		4,606,125		(97,833)		1985		2012		40 years
Mount Washington Residence	(b	)	(5)	Eau Claire		WI		1,040,000		1,460,000		133,120		—		1,040,000		1,593,120		(34,575)		1930		2012		40 years
Maplewood at Danbuy	(b	)	(1)	Danbury		CT		1,918,801		14,081,199		—		—		1,918,801		14,081,199		(228,086)		1968		2012		40 years
Rivercrest Specialty Hospital	(i	)	(3)	Mishawaka		IN		328,000		8,072,000		—		—		328,000		8,072,000		(109,865)		1991		2012		40 years
Safe Haven Hospital and Care Center	(a	)	(3)	Pocatello		ID		470,000		5,530,000		163,871		—		470,000		5,693,871		(64,724)		1970		2012		40 years
Care Meridian Pleasanton	(h	)	(3)	Pleasanton		CA		410,647		751,184		970,201		—		410,647		1,721,385		(7,512)		2012		2012		40 years
Highlands Nursing and Rehabilitation Center	(a	)	(3)	Louisville		KY		440,893		9,484,107		—		—		440,893		9,484,107		(75,810)		1977		2012		40 years
Seven Oaks Nursing & Rehabilitation	(a	)	(4)	Glendale		WI		1,620,000		5,980,000		—		—		1,620,000		5,980,000		(28,792)		1994		2012		40 years
Inola Health Care Center	(a	)	(3)	Inola		OK		520,000		2,480,000		—		—		520,000		2,480,000		—		1990		2012		40 years
Avondale Cottage of Pryor	(b	)	(3)	Pryor		OK		100,000		400,000		—		—		100,000		400,000		—		2000		2012		40 years
Nesbit Living and Recovery Center	(a	)	(4)	Seguin		TX		600,000		4,400,000		—		—		600,000		4,400,000		(12,917)		1958		2012		40 years
Care Meridian Granite Bay	(h	)	(3)	Granite Bay		CA		540,000		435,000		—		—		540,000		435,000		—		1978		2012		40 years
The Woodlands at Robinson	(a	)	(3)	Ravenna		OH		660,000		6,940,000		—		—		660,000		6,940,000		—		2000		2012		40 years
The Harbor House of Ocala	(b	)	(4)	Dunnellon, FL		FL		690,000		3,510,000		—		—		690,000		3,510,000		(9,375)		1993		2012		40 years
The Harmony House at Ocala	(b	)	(4)	Ocala, FL		FL		500,000		2,800,000		—		—		500,000		2,800,000		(7,084)		1984		2012		40 years
The Haven House at Ocala	(b	)	(4)	Dunnellon, FL		FL		490,000		2,610,000		—		—		490,000		2,610,000		(6,625)		1991		2012		40 years
Seaside Manor Ormond Beach	(b	)	(4)	Ormond Beach, FL		FL		630,000		2,870,000		—		—		630,000		2,870,000		(8,104)		1996		2012		40 years
Eagle Lake Nursing and Rehabilitation	(e	)	(3)	Eagle Lake		TX		92,561		—		598,944		—		92,561		598,944		—		2013		2012		40 years

								$124,030,596		$917,645,734		$121,527,310		$(71,420,631)		$119,224,819		$972,558,190		$(119,371,113)

Assets under direct financing leases

Description	Type of Asset		Encumbrances	City	State	Initial Cost to Company	Accretion/ Amortization	Impairment/ Dispositions	Gross Amount Carried at December 31, 2012	Year of Construction	Date Acquired
Fountain Lake	(a	)	(2)	Hot Springs	AR	$10,418,738	$630,382	$—	$11,049,120	2007	2008

						$10,418,738	$630,382	$—	$11,049,120

(a)	Skilled Nursing Facilities (SNFs)
(b)	Assisted Living Facilities (ALFs)
(c)	Vacant Land
(d)	Assets relating to corporate office space
(e)	Devlopmental asset
(f)	Includes six properties all located in Texas
(g)	The aggregate cost for federal income tax purposes of the real estate as of December 31, 2012 is $812,833,004 (unaudited)
(h)	Traumatic Brain Injury Center (TBIs)
(i)	Long Term Acute Care

Encumbrances:
(1)	Standalone first mortgage
(2)	Primary GE Credit Facility
(3)	Unencumbered
(4)	BAML Revolving Credit Facility
(5)	GE Acquisition Line

	For the Years Ended December 31,
	2012	2011	2010
Reconciliation of real estate:
Carrying cost:
Balance at beginning of period	$919,383,767	$703,049,477	$636,409,268
Additions during period:
Acquisitions	184,325,392	186,078,338	63,005,000
Development of rental properties and capital expenditures	42,447,824	36,686,682	7,815,209
Dispositions:
Sale of assets	(32,207,992)	(339,009)	(4,084,000)
Impairment(i)	(11,116,862)	(6,091,721)	(96,000)

Balance at end of period	$1,102,832,129	$919,383,767	$703,049,477

Accumulated depreciation:
Balance at beginning of period	$96,796,028	$75,948,944	$58,673,377
Additions during period:
Depreciation expense	26,809,645	20,847,084	17,853,799
Dispositions:
Sale of assets	(4,234,560)	—	(578,232)

Balance at end of period	$119,371,113	$96,796,028	$75,948,944

(i)	Represents the write-down of carrying cost and accumulated depreciation on assets where impairment charges were taken.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Schedule III-Real Estate Investments

AVIV HEALTHCARE PROPERTIES LIMITED PARTNERSHIP AND SUBSIDIARIES

SCHEDULE III—REAL ESTATE INVESTMENTS

						Initial Cost to Company		Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at December 31, 2012 (c)
Description	Type of Asset		Encumbrances	City	State	Land	Buildings & Improvements	Improvements / Adjustments	Impairment / Dispositions	Land	Buildings & Improvements	Accumulated Depreciation	Year of Construction	Date Acquired	Life on Which Depreciation in Statement of Operations Computed
SunBridge Care/Rehab - Broadway	(a	)	(3)	Methuen	MA	$31,469	$495,552	$—	$(170,262)	$26,002	$330,757	$(165,260)	1910	1993	40 years
SunBridge - Colonial Heights	(a	)	(3)	Lawrence	MA	63,160	958,681	—	(225,000)	63,160	733,681	(348,499)	1963	1993	40 years
SunBridge - Fall River	(c	)		Fall River	MA	90,707	1,308,677	—	(1,399,384)	—	—	—		1993	40 years
SunBridge Care Center - Glenwood	(a	)	(3)	Lowell	MA	82,483	1,210,652	—	(252,510)	82,483	958,142	(455,117)	1964	1993	40 years
SunBridge - Hammond House	(a	)	(3)	Worchester	MA	42,062	663,598	488,598	(663,598)	42,062	488,598	(232,084)	1965	1993	40 years
SunBridge for North Reading	(a	)	(3)	North Reading	MA	113,195	1,567,397	—	(252,500)	113,195	1,314,897	(624,576)	1966	1993	40 years
Robbin House Nursing and Rehab	(c	)		Quincy	MA	66,000	1,051,668	—	(1,117,668)	—	—	—		1993	40 years
SunBridge Care Center - Rosewood	(a	)	(3)	Fall River	MA	31,893	512,984	—	(283,705)	12,593	248,579	(175,980)	1882	1993	40 years
SunBridge Care/Rehab-Sandalwood	(a	)	(3)	Oxford	MA	64,435	940,982	497,782	(192,500)	64,435	1,246,264	(421,667)	1966	1993	40 years
SunBridge - Spring Valley	(a	)	(3)	Worchester	MA	71,084	1,030,725	—	(205,000)	71,084	825,725	(392,219)	1960	1993	40 years
SunBridge Care/Rehab -Town Manor	(c	)		Lawrence	MA	89,790	1,305,518	—	(1,395,308)	—	—	—		1993	40 years
SunBridge Care/Rehab -Woodmill	(a	)	(3)	Lawrence	MA	61,210	946,028	—	(235,000)	61,210	711,028	(337,738)	1965	1993	40 years
SunBridge Care/Rehab -Worcester	(c	)		Worchester	MA	92,512	1,374,636	—	(1,467,148)	—	—	—		1993	40 years
Countryside Community	(a	)	(2)	South Haven	MI	221,000	4,239,161	12,959	—	221,000	4,252,120	(954,835)	1975	2005	40 years
Pepin Manor	(a	)	(2)	Pepin	WI	318,000	1,569,959	332,808	—	318,000	1,902,767	(366,240)	1978	2005	40 years
Highland Health Care Center	(a	)	(2)	Highland	IL	189,921	1,723,523	—	—	189,921	1,723,523	(418,563)	1963	2005	40 years
Nebraska Skilled Nursing/Rehab	(a	)	(2)	Omaha	NE	211,000	6,694,584	—	(1,510)	209,490	6,694,584	(1,697,031)	1971	2005	40 years
Casa Real	(a	)	(2)	Santa Fe	NM	1,029,800	2,692,295	676,474	—	1,029,800	3,368,769	(810,849)	1985	2005	40 years
Clayton Nursing and Rehab	(a	)	(2)	Clayton	NM	41,000	790,476	—	—	41,000	790,476	(260,927)	1960	2005	40 years
Country Cottage Care/Rehab Center	(a	)	(2)	Hobbs	NM	9,000	671,536	—	—	9,000	671,536	(258,739)	1963	2005	40 years
Bloomfield Nursing/Rehab Center	(a	)	(2)	Bloomfield	NM	343,800	4,736,296	—	—	343,800	4,736,296	(1,101,548)	1985	2005	40 years
Espanola Valley Center	(a	)	(2)	Espanola	NM	216,000	4,143,364	—	—	216,000	4,143,364	(1,059,431)	1984	2005	40 years
Sunshine Haven Lordsburg	(a	)	(2)	Lordsburg	NM	57,041	1,881,927	—	—	57,041	1,881,927	(404,557)	1972	2005	40 years
Silver City Care Center	(a	)	(2)	Silver City	NM	305,000	5,843,505	—	—	305,000	5,843,505	(1,319,974)	1984	2005	40 years
Raton Nursing and Rehab Center	(a	)	(2)	Raton	NM	128,000	1,509,456	—	—	128,000	1,509,456	(479,297)	1985	2005	40 years
Red Rocks Care Center	(a	)	(2)	Gallup	NM	329,000	3,952,779	—	—	329,000	3,952,779	(970,842)	1978	2005	40 years
Heritage Villa Nursing/Rehab	(a	)	(2)	Dayton	TX	18,000	435,568	9,400	—	18,000	444,968	(123,815)	1964	2005	40 years
Wellington Oaks Nursing/Rehab	(a	)	(2)	Ft. Worth	TX	137,000	1,147,400	(9,400)	—	137,000	1,138,000	(330,345)	1963	2005	40 years
Seven Oaks Nursing and Rehab	(a	)	(2)	Bonham	TX	63,000	2,583,389	—	—	63,000	2,583,389	(622,170)	1970	2005	40 years
Birchwood Nursing and Rehab	(a	)	(2)	Cooper	TX	96,000	2,726,580	8,304	—	96,000	2,734,884	(644,167)	1966	2005	40 years
Smith Nursing and Rehab	(a	)	(2)	Wolfe City	TX	49,000	1,010,304	(8,304)	—	49,000	1,002,000	(258,656)	1946	2005	40 years
Blanco Villa Nursing and Rehab	(a	)	(3)	San Antonio	TX	341,847	1,931,216	951,592	—	341,847	2,882,808	(655,011)	1969	2005	40 years
Forest Hill Nursing Center	(a	)		Ft. Worth	TX	87,904	1,764,129	—	(1,852,033)	—	—	—		2005	40 years
Garland Nursing and Rehab	(a	)	(3)	Garland	TX	56,509	1,058,409	1,357,939	—	56,509	2,416,348	(372,041)	1964	2005	40 years
Hillcrest Nursing and Rehab	(a	)	(3)	Wylie	TX	209,992	2,683,768	528,248	—	209,992	3,212,016	(650,831)	1975	2005	40 years
Mansfield Nursing and Rehab	(a	)	(3)	Mansfield	TX	486,958	2,142,550	(17,723)	—	486,958	2,124,827	(544,951)	1964	2005	40 years
Westridge Nursing and Rehab	(a	)	(3)	Lancaster	TX	625,790	1,847,633	(15,270)	—	625,790	1,832,363	(529,559)	1973	2005	40 years
Clifton Nursing and Rehab	(a	)	(5)	Clifton	TX	125,000	2,974,643	—	—	125,000	2,974,643	(765,834)	1995	2005	40 years
Brownwood Nursing and Rehab	(a	)	(2)	Brownwood	TX	140,000	3,463,711	1,522,390	—	140,000	4,986,101	(852,249)	1968	2005	40 years
Irving Nursing and Rehab	(a	)	(2)	Irving	TX	137,000	1,248,284	(10,284)	—	137,000	1,238,000	(333,444)	1972	2005	40 years
Stanton Nursing and Rehab	(a	)	(3)	Stanton	TX	261,000	1,017,599	11,707	—	261,000	1,029,306	(266,393)	1972	2005	40 years
Valley Mills Nursing and Rehab	(a	)	(3)	Valley Mills	TX	34,000	1,091,210	(8,977)	—	34,000	1,082,233	(270,269)	1971	2005	40 years
Hometown Care Center	(a	)	(3)	Moody	TX	13,000	328,263	—	(341,263)	—	—	—		2005	40 years
Shuksan Healthcare Center	(a	)	(3)	Bellingham	WA	61,000	491,085	1,983,432	—	61,000	2,474,517	(340,787)	1965	2005	40 years
Orange Villa Nursing and Rehab	(a	)	(3)	Orange	TX	97,500	1,948,490	17,468	—	97,500	1,965,958	(486,690)	1973	2005	40 years
Pinehurst Nursing and Rehab	(a	)	(3)	Orange	TX	98,500	2,072,051	22,567	—	98,500	2,094,618	(535,694)	1955	2005	40 years
Wheeler Nursing and Rehab	(a	)	(2)	Wheeler	TX	17,000	1,369,290	—	—	17,000	1,369,290	(360,544)	1982	2005	40 years
North Pointe Nursing and Rehab	(a	)	(4)	Watauga	TX	1,061,000	3,845,890	—	—	1,061,000	3,845,890	(881,609)	1999	2005	40 years
ABC Health Center	(a	)	(2)	Harrisonville	MO	143,500	1,922,391	122,010	—	143,500	2,044,401	(451,064)	1970	2005	40 years
Camden Health Center	(a	)	(2)	Harrisonville	MO	189,000	2,531,961	68,462	—	189,000	2,600,423	(559,855)	1977	2005	40 years
Cedar Valley Health Center	(a	)	(2)	Rayton	MO	252,000	3,375,981	58,200	—	252,000	3,434,181	(819,610)	1978	2005	40 years
Monett Healthcare Center	(a	)	(2)	Monett	MO	259,000	3,469,761	(26,381)	—	259,000	3,443,380	(795,952)	1976	2005	40 years
White Ridge Health Center	(a	)	(2)	Lee’s Summit	MO	292,250	3,914,964	32,514	—	292,250	3,947,478	(886,786)	1986	2005	40 years
The Orchards Rehab/Care Center	(a	)	(3)	Lewiston	ID	201,000	4,319,316	505,634	—	201,000	4,824,950	(1,173,299)	1958	2005	40 years
SunBridge for Payette	(a	)	(3)	Payette	ID	179,000	3,165,530	(26,331)	—	179,000	3,139,199	(642,696)	1964	2005	40 years
Magic Valley Manor-Assisted Living	(b	)	(3)	Wendell	ID	177,000	405,331	1,005,334	—	177,000	1,410,665	(196,339)	1911	2005	40 years
McCall Rehab and Living Center	(a	)		McCall	ID	213,000	675,976	(5,624)	(883,352)	—	—	—	1965	2005	40 years
Menlo Park Health Care	(a	)	(3)	Portland	OR	112,000	2,205,297	184,777	—	112,000	2,390,074	(653,452)	1959	2005	40 years
Burton Care Center	(a	)	(3)	Burlington	WA	115,000	1,169,629	85,957	—	115,000	1,255,586	(271,239)	1930	2005	40 years
Columbia View Care Center	(a	)	(3)	Cathlamet	WA	49,200	504,900	(0)	(93,098)	38,246	422,756	(135,952)	1965	2005	40 years
Pinehurst Park Terrace	(a	)		Seattle	WA	—	360,236	—	(360,236)	—	—	—		2005	40 years
Grandview Healthcare Center	(a	)	(3)	Grandview	WA	19,300	1,155,216	14,917	—	19,300	1,170,133	(383,322)	1964	2005	40 years
Hillcrest Manor	(a	)	(3)	Sunnyside	WA	102,000	1,638,826	6,856,674	—	102,000	8,495,500	(649,404)	1970	2005	40 years
Evergreen Foothills Center	(a	)	(3)	Phoenix	AZ	500,000	4,537,644	—	—	500,000	4,537,644	(1,340,585)	1997	2005	40 years
Evergreen Hot Springs Center	(a	)	(3)	Hot Springs	MT	103,500	1,942,861	19,412	—	103,500	1,962,273	(446,117)	1963	2005	40 years
Evergreen Polson Center	(a	)	(3)	Polson	MT	121,000	2,357,612	(19,412)	—	121,000	2,338,200	(570,439)	1971	2005	40 years
Evergreen Sun City Center	(a	)	(3)	Sun City	AZ	476,231	5,697,720	60,161	—	476,231	5,757,881	(1,385,966)	1985	2005	40 years
Sunset Gardens at Mesa	(b	)	(3)	Mesa	AZ	123,000	1,640,673	(13,547)	—	123,000	1,627,126	(375,124)	1974	2005	40 years
Evergreen Mesa Christian Center	(a	)	(3)	Mesa	AZ	466,000	6,231,061	(46,614)	(615,000)	466,000	5,569,447	(1,526,643)	1973	2005	40 years
Evergreen The Dalles Center	(a	)	(2)	The Dalles	OR	200,000	3,831,789	91,952	—	200,000	3,923,741	(841,322)	1964	2005	40 years
Evergreen Vista Health Center	(a	)	(2)	LaGrande	OR	281,000	4,783,790	248,354	—	281,000	5,032,144	(1,029,198)	1961	2005	40 years
Whitman Health and Rehab Center	(a	)	(2)	Colfax	WA	231,000	6,271,162	38,289	—	231,000	6,309,451	(1,287,203)	1985	2005	40 years
Fountain Retirement Hotel	(b	)	(3)	Youngtown	AZ	101,300	1,939,835	169,696	(1,634,700)	4,550	571,581	(479,533)	1971	2005	40 years
Gilmer Care Center	(a	)	(3)	Gilmer	TX	257,000	2,992,894	362,306	—	257,000	3,355,200	(725,838)	1967	2005	40 years
Columbus Nursing and Rehab Center	(a	)	(2)	Columbus	WI	352,000	3,476,920	301,848	—	352,000	3,778,768	(761,893)	1950	2005	40 years
San Juan Rehab and Care Center	(a	)	(3)	Anacortes	WA	625,000	1,184,855	2,041,630	—	625,000	3,226,485	(713,654)	1965	2005	40 years
Infinia at Faribault	(a	)	(3)	Faribault	MN	70,000	1,484,598	102,124	—	70,000	1,586,722	(411,328)	1958	2005	40 years
Infinia at Owatonna	(a	)	(3)	Owatonna	MN	125,000	2,321,296	(19,308)	—	125,000	2,301,988	(544,998)	1963	2005	40 years
Infinia at Willmar	(a	)	(3)	Wilmar	MN	70,000	1,341,155	19,645	—	70,000	1,360,800	(327,063)	1998	2005	40 years
Infinia at Florence Heights	(a	)	(2)	Omaha	NE	413,000	3,516,247	4,352	(742,383)	310,538	2,880,678	(941,217)	1999	2005	40 years
Infinia at Ogden	(a	)	(3)	Ogden	UT	233,800	4,478,450	600,246	—	233,800	5,078,696	(1,018,039)	1977	2005	40 years
Prescott Manor Nursing Center	(a	)	(3)	Prescott	AR	43,500	1,461,860	209,056	—	43,500	1,670,916	(479,048)	1965	2005	40 years
Star City Nursing Center	(a	)	(3)	Star City	AR	28,000	1,068,891	80,125	—	28,000	1,149,016	(265,375)	1969	2005	40 years
Westview Manor of Peabody	(a	)	(3)	Peabody	KS	22,000	502,177	137,682	—	22,000	639,859	(119,708)	1963	2005	40 years
Orchard Grove Extended Care Center	(a	)	(2)	Benton Harbor	MI	166,000	3,185,496	439,904	(491,113)	138,744	3,161,543	(778,747)	1971	2005	40 years
Marysville Care Center	(a	)		Marysville	CA	281,000	1,319,608	—	(1,600,608)	—	—	—		2005	40 years
Yuba City Care Center	(a	)		Yuba City	CA	177,385	2,129,584	—	(2,306,969)	—	—	—		2005	40 years
Lexington Care Center	(a	)	(3)	Lexington	MO	151,000	2,943,170	325,142	—	151,000	3,268,312	(772,950)	1970	2005	40 years
Twin Falls Care Center	(a	)	(3)	Twin Falls	ID	448,000	5,144,793	—	—	448,000	5,144,793	(1,162,858)	1961	2005	40 years
Gordon Lane Care Center	(a	)	(2)	Fullerton	CA	2,982,000	3,648,346	—	—	2,982,000	3,648,346	(810,876)	1966	2005	40 years
Sierra View Care Center	(a	)	(3)	Baldwin Park	CA	868,400	1,748,141	6,377	—	868,400	1,754,518	(449,472)	1938	2005	40 years
Villa Maria Care Center	(a	)	(4)	Long Beach	CA	139,600	766,778	—	(906,378)	—	—	—		2005	40 years
High Street Care Center	(a	)	(3)	Oakland	CA	246,000	684,695	11,776	—	246,000	696,471	(162,108)	1961	2005	40 years
MacArthur Care Center	(a	)	(3)	Oakland	CA	246,000	1,415,776	(11,776)	—	246,000	1,404,000	(441,460)	1960	2005	40 years
Pomona Vista Alzheimer’s Center	(a	)	(3)	Ponoma	CA	403,000	954,853	—	—	403,000	954,853	(247,312)	1959	2005	40 years
Rose Convalescent Hospital	(a	)	(4)	Baldwin Park	CA	1,308,000	486,043	—	—	1,308,000	486,043	(146,130)	1963	2005	40 years
Country Oaks Nursing Center	(a	)	(3)	Ponoma	CA	1,393,000	2,426,180	—	—	1,393,000	2,426,180	(555,496)	1964	2005	40 years
Evergreen Nursing/Rehab Center	(a	)	(3)	Effingham	IL	317,388	3,461,794	—	—	317,388	3,461,794	(807,416)	1974	2005	40 years
Deseret at Hutchinson	(a	)	(2)	Hutchinson	KS	180,000	2,546,991	—	—	180,000	2,546,991	(619,799)	1963	2005	40 years
Northridge Healthcare/Rehab	(a	)		Little Rock	AR	465,000	3,011,597	55,321	(3,531,918)	—	—	—	1969	2005	40 years
Doctors Nursing and Rehab Center	(a	)	(3)	Salem	IL	125,000	4,663,792	900,000	—	125,000	5,563,792	(1,129,755)	1972	2005	40 years
Woodland Hills Health/Rehab	(a	)		Little Rock	AR	270,000	4,006,007	—	(4,276,007)	—	—	—	1979	2005	40 years
North Richland Hills	(a	)		North Richland Hills	TX	980,458	—	5,067,466	(6,047,924)	—	—	—		2005	40 years
Chenal Heights	(a	)	(2)	Little Rock	AR	1,411,446	—	7,330,169	—	1,411,446	7,330,169	(1,348,438)	2008	2006	40 years
Willis Nursing and Rehab	(a	)	(2)	Willis	TX	212,000	2,407,367	—	—	212,000	2,407,367	(456,924)	1975	2006	40 years
Blanchette Place Care Center	(a	)	(3)	St. Charles	MO	1,300,000	10,777,312	3,586	—	1,300,000	10,780,898	(1,856,609)	1994	2006	40 years
Cathedral Gardens Care Center	(a	)	(3)	St. Louis	MO	1,600,000	9,524,876	51,229	—	1,600,000	9,576,105	(1,698,129)	1979	2006	40 years
Heritage Park Skilled Care	(a	)	(3)	Rolla	MO	1,200,000	7,840,918	775,182	—	1,200,000	8,616,100	(1,330,566)	1993	2006	40 years
Oak Forest Skilled Care	(a	)	(3)	Ballwin	MO	550,000	3,995,129	42,870	—	550,000	4,037,999	(718,435)	2004	2006	40 years
Richland Care and Rehab	(a	)	(3)	Olney	IL	350,000	2,484,264	—	—	350,000	2,484,264	(497,646)	2004	2006	40 years
Bonham Nursing and Rehab	(a	)	(3)	Bonham	TX	76,000	1,129,849	—	—	76,000	1,129,849	(202,688)	1969	2006	40 years
Columbus Nursing and Rehab	(a	)		Columbus	TX	150,000	1,808,552	—	(1,958,552)	—	—	—	1974	2006	40 years
Denison Nursing and Rehab	(a	)	(2)	Denison	TX	178,000	1,945,000	—	—	178,000	1,945,000	(350,737)	1958	2006	40 years
Falfurrias Nursing and Rehab	(a	)	(2)	Falfurias	TX	92,000	1,065,000	—	—	92,000	1,065,000	(209,239)	1974	2006	40 years
Houston Nursing and Rehab	(a	)	(2)	Houston	TX	228,000	2,451,893	39,464	—	228,000	2,491,357	(441,065)	1976	2006	40 years
Kleburg County Nursing/Rehab	(a	)	(3)	Kingsville	TX	315,000	3,688,676	594,778	—	315,000	4,283,454	(664,566)	1947	2006	40 years
Terry Haven Nursing and Rehab	(a	)	(3)	Mount Vernon	TX	180,000	1,970,861	—	—	180,000	1,970,861	(386,090)	2004	2006	40 years
Deseret at Mansfield	(b	)	(3)	Mansfield	OH	146,000	2,689,968	15,748	—	146,000	2,705,716	(450,288)	1980	2006	40 years
Clarkston Care Center	(a	)	(3)	Clarkston	WA	161,633	7,038,367	5,514,068	—	161,633	12,552,435	(1,629,385)	1970	2006	40 years
Highland Terrace Nursing Center	(a	)	(3)	Camas	WA	592,776	3,921,159	6,257,608	—	592,776	10,178,767	(1,202,776)	1970	2006	40 years
Richland Rehabilitation Center	(a	)	(3)	Richland	WA	693,000	9,307,000	145,819	—	693,000	9,452,819	(1,562,767)	2004	2006	40 years
Evergreen Milton-Freewater Center	(a	)	(2)	Milton Freewater	OR	700,000	5,403,570	—	—	700,000	5,403,570	(971,800)	1965	2006	40 years
Douglas Rehab and Care Center	(a	)	(3)	Matoon	IL	250,000	2,390,779	1,248,778	(13,246)	250,000	3,626,311	(456,150)	1963	2006	40 years
Hillside Living Center	(a	)	(3)	Yorkville	IL	560,000	3,073,603	1	(3,168)	560,000	3,070,436	(597,477)	1963	2006	40 years
Arbor View Nursing / Rehab Center	(a	)		Zion	IL	147,000	5,235,290	130,209	(5,512,500)	—	(1)	—	1970	2006	40 years
Ashford Hall	(a	)	(3)	Irving	TX	1,746,000	11,418,567	113,706	(142,702)	1,746,000	11,389,571	(1,963,546)	1964	2006	40 years
Belmont Nursing and Rehab Center	(a	)	(3)	Madison	WI	480,000	1,861,061	6,207	—	480,000	1,867,268	(396,012)	1974	2006	40 years
Blue Ash Nursing and Rehab Center	(a	)	(3)	Cincinnati	OH	125,000	6,278,450	447,530	(90,000)	123,200	6,637,780	(1,353,591)	1969	2006	40 years
West Chester Nursing/Rehab Center	(a	)		West Chester	OH	375,000	5,663,460	368,689	(3,554,657)	94,855	2,757,637	(1,107,494)	1965	2006	40 years
Wilmington Nursing/Rehab Center	(a	)	(3)	Willmington	OH	125,000	6,078,450	472,388	—	125,000	6,550,838	(1,312,900)	1951	2006	40 years
Extended Care Hospital of Riverside	(a	)	(2)	Riverside	CA	1,091,000	5,646,826	—	(26,375)	1,091,000	5,620,451	(1,469,592)	1967	2006	40 years
Heritage Manor	(a	)	(2)	Monterey Park	CA	1,585,508	9,274,154	—	(23,200)	1,585,508	9,250,954	(2,143,023)	1965	2006	40 years
French Park Care Center	(a	)	(2)	Santa Ana	CA	1,076,447	5,983,614	596,442	—	1,076,447	6,580,056	(1,133,944)	1967	2006	40 years
North Valley Nursing Center	(a	)	(2)	Tujunga	CA	613,800	5,031,473	—	(25,382)	613,800	5,006,091	(1,035,817)	1967	2006	40 years
Villa Rancho Bernardo Care Center	(a	)	(2)	San Diego	CA	1,425,347	9,652,911	65,349	(57,067)	1,425,347	9,661,193	(1,729,787)	1994	2006	40 years
Austin Nursing Center	(a	)	(3)	Austin	TX	1,501,040	4,504,643	1,725,687	—	1,501,040	6,230,330	(753,699)	2007	2007	40 years
Dove Hill Care Center and Villas	(a	)	(3)	Hamilton	TX	58,397	5,781,296	—	—	58,397	5,781,296	(865,917)	1998	2007	40 years
Brighten at Medford	(a	)		Medford	MA	2,365,610	6,612,915	291,913	(9,270,437)	—	1	—	1978	2007	40 years
Brighten at Ambler	(a	)	(3)	Ambler	PA	370,010	5,111,673	(652,999)	—	370,010	4,458,674	(693,396)	1963	2007	40 years
Brighten at Broomall	(a	)	(3)	Broomall	PA	607,870	3,930,013	590,503	—	607,870	4,520,516	(777,066)	1955	2007	40 years
Brighten at Bryn Mawr	(a	)	(3)	Bryn Mawr	PA	708,300	6,352,474	1,468,774	—	708,300	7,821,248	(1,171,986)	1972	2007	40 years
Brighten at Julia Ribaudo	(a	)	(3)	Lake Ariel	PA	369,050	7,559,765	730,412	—	369,050	8,290,177	(1,339,352)	1980	2007	40 years
Good Samaritan Nursing Home	(a	)	(3)	Avon	OH	393,813	8,856,210	108,495	—	393,813	8,964,705	(1,575,023)	1964	2007	40 years
Belleville Illinois	(a	)	(3)	Belleville	IL	670,481	3,431,286	—	—	670,481	3,431,286	(522,068)	1978	2007	40 years
Homestead Various Leases (b)	(a	)	(3)		TX	345,197	4,352,982	5,504	—	345,197	4,358,486	(673,347)		2007	40 years
Byrd Haven Nursing Home	(a	)	(3)	Searcy	AR	772,501	2,413,388	131,823	(1,897,763)	49,279	1,370,670	(419,949)	1961	2008	40 years
Evergreen Arvin Healthcare	(a	)	(2)	Arvin	CA	900,000	4,764,928	783,736	—	1,028,705	5,419,959	(692,938)	1984	2008	40 years
Evergreen Bakersfield Healthcare	(a	)	(2)	Bakersfield	CA	1,000,000	12,154,112	1,820,236	—	1,153,135	13,821,213	(1,593,216)	1987	2008	40 years
Evergreen Lakeport Healthcare	(a	)	(2)	Lakeport	CA	1,100,000	5,237,033	876,918	—	1,256,514	5,957,437	(778,985)	1987	2008	40 years
New Hope Care Center	(a	)	(2)	Tracy	CA	1,900,000	10,293,920	1,687,692	—	2,172,271	11,709,341	(1,374,418)	1987	2008	40 years
Olive Ridge Care Center	(a	)	(2)	Oroville	CA	800,000	8,609,470	2,138,439	—	925,065	10,622,844	(1,246,297)	1987	2008	40 years
Twin Oaks Health & Rehab	(a	)	(2)	Chico	CA	1,300,000	8,397,558	1,341,477	—	1,488,063	9,550,972	(1,225,410)	1988	2008	40 years
Evergreen Health & Rehab	(a	)	(2)	LaGrande	OR	1,400,000	808,374	295,533	—	1,587,353	916,554	(149,521)	1975	2008	40 years
Evergreen Bremerton Health & Rehab	(a	)		Bremerton	WA	650,000	1,366,315	0	(2,016,315)	—	—	—	1969	2008	40 years
Four Fountains	(a	)	(3)	Belleville	IL	989,489	5,007,411	—	—	989,489	5,007,411	(578,259)	1972	2008	40 years
Brookside Health & Rehab	(a	)	(3)	Little Rock	AR	750,690	4,421,289	1,613,473	—	750,690	6,034,762	(734,788)	1969	2008	40 years
Skilcare Nursing Center	(a	)	(3)	Jonesboro	AR	417,050	7,007,007	148,119	—	417,050	7,155,126	(898,122)	1973	2008	40 years
Stoneybrook Health & Rehab Center	(a	)	(3)	Benton	AR	250,231	3,170,134	312,823	—	250,230	3,482,958	(441,799)	1968	2008	40 years
Trumann Health & Rehab	(a	)	(3)	Trumann	AR	166,821	3,587,185	103,952	—	166,820	3,691,138	(453,532)	1971	2008	40 years
Deseret at McPherson	(a	)	(2)	McPherson	KS	92,000	1,874,920	—	—	92,000	1,874,920	(225,292)	1970	2008	40 years
Mission Nursing Center	(a	)	(3)	Riverside	CA	230,000	1,209,976	—	—	230,000	1,209,976	(149,498)	1957	2008	40 years
New Byrd Haven Nursing Home	(a	)	(3)	Searcy	AR	—	10,213,112	629,701	—	629,701	10,213,112	(1,177,199)	2009	2009	40 years
Evergreen Health & Rehab of Petaluma	(a	)	(2)	Petaluma	CA	748,668	2,459,910	—	—	748,668	2,459,910	(363,728)	1969	2009	40 years
Evergreen Mountain View Health & Rehab	(a	)	(2)	Carson City	NV	3,454,723	5,942,468	—	—	3,454,723	5,942,468	(631,450)	1977	2009	40 years
Little Rock Health and Rehab	(a	)		Little Rock	AR	471,169	4,778,831	7,612,989	(12,862,989)	—	—	—	1971	2009	40 years
Hidden Acres Health Care	(a	)	(3)	Mount Pleasant	TN	67,413	3,312,587	—	—	67,413	3,312,587	(227,391)	1979	2010	40 years
Community Care and Rehab	(a	)	(1)	Riverside	CA	1,648,067	9,851,932	—	—	1,648,067	9,851,932	(710,856)	1965	2010	40 years
Heritage Gardens of Portageville	(a	)	(4)	Portageville	MO	223,658	3,088,802	—	—	223,658	3,088,802	(195,580)	1995	2010	40 years
Heritage Gardens of Greenville	(a	)	(4)	Greenville	MO	118,925	2,218,776	—	—	118,925	2,218,776	(143,730)	1990	2010	40 years
Heritage Gardens of Senath	(a	)	(4)	Senath	MO	108,843	2,773,194	265,743	—	108,843	3,038,937	(195,911)	1980	2010	40 years
Heritage Gardens of Senath South	(a	)	(4)	Senath	MO	72,805	1,854,998	—	—	72,805	1,854,998	(122,326)	1980	2010	40 years
The Carrington	(a	)	(3)	Lynchburg	VA	705,888	4,294,112	—	—	705,888	4,294,112	(248,419)	1994	2010	40 years
Arma Care Center	(a	)	(2)	Arma	KS	57,452	2,897,772	—	—	57,452	2,897,772	(171,754)	1970	2010	40 years
Yates Center Nursing and Rehab	(a	)	(2)	Yates	KS	54,340	2,990,435	—	—	54,340	2,990,435	(176,388)	1967	2010	40 years
Great Bend Health & Rehab Center	(a	)	(3)	Great Bend	KS	111,482	4,588,518	299,535	—	111,482	4,888,053	(349,923)	1965	2010	40 years
Maplewood at Norwalk	(b	)	(3)	Norwalk	CT	1,589,950	1,010,050	15,792,103	—	1,589,950	16,802,153	(83,716)	1983	2010	40 years
Carrizo Springs Nursing & Rehab	(a	)	(3)	Carrizo Springs	TX	45,317	1,954,683	—	—	45,317	1,954,683	(126,306)	1965	2010	40 years
Maplewood at Orange	(b	)	(2)	Orange	CT	1,133,533	11,155,287	2,131,478	—	1,133,533	13,286,765	(729,962)	1999	2010	40 years
Wellington Leasehold	(a	)	(3)	Wellington	KS	—	—	2,000,000	—	—	2,000,000	(121,575)	1957	2010	21 years
St. James Nursing & Rehab	(a	)	(3)	Carrabelle	FL	1,144,155	8,855,845	—	—	1,144,155	8,855,845	(501,574)	2009	2011	40 years
University Manor	(a	)	(3)	Cleveland	OH	886,425	8,694,575	—	—	886,425	8,694,575	(428,928)	1982	2011	40 years
Grand Rapids Care Center	(a	)	(3)	Grand Rapids	OH	288,249	1,516,629	—	—	288,249	1,516,629	(75,009)	1993	2011	40 years
Bellevue Care Center	(a	)	(3)	Bellevue	OH	282,354	3,440,207	—	—	282,354	3,440,207	(158,585)	1988	2011	40 years
Orchard Grove Assisted Living	(b	)	(3)	Bellevue	OH	282,354	3,440,207	—	—	282,354	3,440,207	(158,585)	1998	2011	40 years
Woodland Manor Nursing and Rehabilitation	(a	)	(5)	Conroe	TX	576,518	2,090,586	280,458	—	576,518	2,371,044	(133,274)	1975	2011	40 years
Fredericksburg Nursing and Rehabilitation	(a	)	(5)	Fredericksburg	TX	326,731	3,046,370	—	—	326,731	3,046,370	(146,543)	1970	2011	40 years
Jasper Nursing and Rehabilitation	(a	)	(5)	Jasper	TX	113,083	2,554,020	28,500	—	113,083	2,582,520	(116,740)	1972	2011	40 years
Legacy Park Community Living Center	(a	)	(4)	Peabody	KS	33,420	1,266,580	—	—	33,420	1,266,580	(64,381)	1963	2011	40 years
Lakewood Senior Living of Pratt	(a	)	(3)	Pratt	KS	18,503	502,901	312,315	—	18,503	815,216	(33,659)	1964	2011	40 years
Lakewood Senior Living of Seville	(a	)	(3)	Wichita	KS	93,731	896,938	150,903	—	93,731	1,047,841	(56,025)	1977	2011	40 years
Lakewood Senior Living of Haviland	(a	)	(3)	Haviland	KS	112,480	648,771	16,293	—	112,480	665,064	(39,040)	1971	2011	40 years
Oak Manor Nursing and Rehabilitation	(a	)	(5)	Commerce	TX	224,899	1,867,793	443,861	—	224,899	2,311,654	(111,312)	1963	2011	40 years
Loma Linda Healthcare	(a	)	(3)	Moberly	MO	913,017	4,556,983	—	—	913,017	4,556,983	(222,847)	1987	2011	40 years
Maplewood at Newtown	(b	)	(3)	Newtown	CT	4,941,584	7,058,416	3,332,745	—	6,314,004	9,018,741	(439,668)	2000	2011	40 years
Chatham Acres Nursing Home	(a	)	(3)	Chatham	PA	203,431	1,996,569	2,499,534	—	203,431	4,496,103	(105,016)	1873	2011	40 years
Transitions Healthcare Gettysburg	(a	)	(3)	Gettysburg	PA	241,994	5,858,005	347,001	—	241,994	6,205,006	(245,949)	1950	2011	40 years
Maplewood at Darien	(b	)	(3)	Darien	CT	2,430,458	3,069,542	12,368,599	—	2,430,458	15,438,141	(158,177)	2012	2011	40 years
Crawford Manor	(a	)	(3)	Cleveland	OH	119,877	3,080,123	—	—	119,877	3,080,123	(109,649)	1994	2011	40 years
Aviv Asset Management	(d	)		Chicago	IL	—	—	991,040	—	—	991,040	(236,577)
Aviv Healthcare Properties LP			-2	Chicago	IL	—	—	53,750	—	—	53,750	—
Skagit Aviv	(e	)	(3)	Mt. Vernon	WA	—	—	422,205	(422,205)	—	—	—			40 years
Chatham Acres	(e	)	(3)	Chatham	PA	—	—	—	—	—	—	—	1873	2011	40 years
Amberwood Manor Nursing Home Rehabilitation	(a	)	(3)	New Philadelphia	PA	450,642	3,264,346	—	—	450,642	3,264,346	(101,044)	1962	2011	40 years
Caring Heights Community Care & Rehabilitation Center	(a	)	(3)	Coroapolis	PA	1,546,079	10,018,012	—	—	1,546,079	10,018,012	(311,362)	1983	2011	40 years
Dunmore Healthcare Group	(a	)	(3)	Dunmore	PA	398,110	6,812,777	—	—	398,110	6,812,777	(213,709)	2002	2011	40 years
Eagle Creek Healthcare Group	(a	)	(3)	West Union	OH	1,055,733	5,774,130	—	—	1,055,733	5,774,130	(180,081)	1981	2011	40 years
Edison Manor Nursing & Rehabilitation	(a	)	(3)	New Castle	PA	393,475	8,246,253	—	—	393,475	8,246,253	(259,686)	1982	2011	40 years
Indian Hills Health & Rehabilitation Center	(a	)	(3)	Euclid	OH	852,677	8,425,268	—	—	852,677	8,425,268	(261,573)	1989	2011	40 years
Milcrest Nursing Center	(a	)	(3)	Marysville	OH	735,942	2,169,369	—	—	735,942	2,169,369	(69,107)	1968	2011	40 years
Scranton Healthcare Center	(a	)	(5)	Scranton	PA	1,120,202	5,536,985	—	—	1,120,202	5,536,985	(169,217)	2002	2011	40 years
Deseret Nursing & Rehabilitation at Colby	(a	)	(5)	Colby	KS	569,437	2,798,928	—	—	569,437	2,798,928	(85,013)	1974	2011	40 years
Deseret Nursing & Rehabilitation at Kensington	(a	)	(5)	Kensington	KS	279,893	1,418,766	—	—	279,893	1,418,766	(45,603)	1967	2011	40 years
Deseret Nursing & Rehabilitation at Onaga	(a	)	(5)	Onaga	KS	86,863	2,866,488	—	—	86,863	2,866,488	(86,984)	1959	2011	40 years
Deseret Nursing & Rehabilitation at Oswego	(a	)	(5)	Oswego	KS	183,378	839,678	—	—	183,378	839,678	(27,869)	1960	2011	40 years
Deseret Nursing & Rehabilitation at Smith Center	(a	)	(5)	Smith Center	KS	106,166	1,650,402	—	—	106,166	1,650,402	(51,515)	1960	2011	40 years
Burford Manor	(a	)	(3)	Davis	OK	80,000	3,220,000	—	—	80,000	3,220,000	(100,042)	1969	2011	40 years
Care Meridian Cowan Heights	(h	)	(5)	Santa Ana	CA	219,887	1,129,422	—	—	219,887	1,129,422	(37,231)	1989	2011	40 years
Care Meridian Escondido	(h	)	(5)	Escondido	CA	169,913	1,139,416	—	—	169,913	1,139,416	(38,230)	1990	2011	40 years
Care Meridian Fresno-Marks	(h	)	(5)	Fresno	CA	269,862	1,709,125	—	—	269,862	1,709,125	(54,722)	1990	2011	40 years
Care Meridian La Habra Heights	(h	)	(5)	La Habra	CA	199,898	1,339,314	—	—	199,898	1,339,314	(43,228)	1990	2011	40 years
Care Meridian Sacramento	(h	)	(5)	Elk Grove	CA	219,887	1,649,155	—	—	219,887	1,649,155	(53,223)	1992	2011	40 years
Care Meridian Oxnard	(h	)	(5)	Oxnard	CA	99,949	1,219,375	—	—	99,949	1,219,375	(40,229)	1994	2011	40 years
Care Meridian Santiago Canyon	(h	)	(5)	Silverado	CA	549,718	1,039,468	—	—	549,718	1,039,468	(37,981)	1999	2011	40 years
Care Meridian Marin	(h	)	(5)	Fairfax	CA	319,836	2,148,899	—	—	319,836	2,148,899	(65,717)	2000	2011	40 years
Care Meridian Gilroy	(h	)	(5)	Gilroy	CA	1,089,442	1,759,099	—	—	1,089,442	1,759,099	(55,972)	2000	2011	40 years
Care Meridian Artesia	(h	)	(5)	Artesia	CA	179,908	1,389,288	—	—	179,908	1,389,288	(44,477)	2002	2011	40 years
Care Meridian Las Vegas	(a	)	(5)	Las Vegas	NV	759,611	7,776,017	—	—	759,611	7,776,017	(229,632)	2004	2011	40 years
Sandalwood Healthcare	(a	)	(3)	Little Rock	AR	1,040,000	3,710,000	697,485	—	1,040,000	4,407,485	(129,404)	1996	2011	40 years
Bath Creek			(3)	Cuyahoga Falls	OH	—	—	—	—	—	—	—	2013	2012	40 years
Astoria Health and Rehab	(a	)	(5)	Germantown	OH	330,000	2,170,000	270,551	—	330,000	2,440,551	(59,462)	1996	2012	40 years
Gardnerville Health and Rehab	(a	)	(3)	Gardnerville	NV	1,237,736	3,562,264	—	—	1,237,736	3,562,264	(86,792)	2000	2012	40 years
North Platte Care Centre	(a	)/(b)	(3)	North Platte	NE	236,520	2,128,680	46,884	—	236,520	2,175,564	(70,305)	1984	2012	40 years
Fair Oaks Care Centre	(b	)	(3)	Shenandoah	IA	68,121	401,679	—	—	68,121	401,679	(9,719)	1997	2012	40 years
Crest Haven Care Centre	(a	)	(3)	Creston	IA	72,333	1,466,667	57,681	—	72,333	1,524,348	(36,983)	1964	2012	40 years
Premier Estates Rock Rapids	(b	)	(3)	Rock Rapids	IA	82,782	2,282,418	—	—	82,782	2,282,418	(53,907)	1998	2012	40 years
Rock Rapids Care Centre	(a	)	(3)	Rock Rapids	IA	113,270	2,349,130	151,239	—	113,270	2,500,369	(56,421)	1976	2012	40 years
Elmwood Care Centre	(a	)/(b)	(3)	Onawa	IA	227,383	1,732,817	180,025	—	227,383	1,912,842	(50,232)	1961	2012	40 years
Sunny Knoll Care Centre	(a	)	(3)	Rockwell City	IA	62,483	2,092,116	(0)	—	62,483	2,092,116	(49,915)	1966	2012	40 years
New Hampton Care Centre	(a	)	(3)	New Hampton	IA	144,180	2,739,420	31,015	—	144,180	2,770,435	(69,998)	1967	2012	40 years
Monte Siesta	(a	)	(4)	Austin	TX	770,000	5,230,000	—	—	770,000	5,230,000	(121,323)	1964	2012	40 years
Silver Pines	(a	)	(4)	Bastrop	TX	480,000	3,120,000	—	—	480,000	3,120,000	(88,384)	1987	2012	40 years
Spring Creek	(a	)	(4)	Beaumont	TX	300,000	700,000	—	—	300,000	700,000	(18,770)	1969	2012	40 years
Riverview	(a	)	(4)	Boerne	TX	780,000	3,470,000	—	—	780,000	3,470,000	(96,046)	1994	2012	40 years
Bluebonnet	(a	)	(4)	Karnes City	TX	420,000	3,130,000	—	—	420,000	3,130,000	(92,930)	1994	2012	40 years
Cottonwood	(a	)	(4)	Denton	TX	240,000	2,060,000	—	—	240,000	2,060,000	(49,789)	1969	2012	40 years
Regency Manor	(a	)	(4)	Floresville	TX	780,000	6,120,000	—	—	780,000	6,120,000	(157,503)	1995	2012	40 years
DeLeon	(a	)	(4)	DeLeon	TX	200,000	2,800,000	—	—	200,000	2,800,000	(68,241)	1974	2012	40 years
Spring Oaks	(a	)	(4)	Lampasas	TX	360,000	4,640,000	—	—	360,000	4,640,000	(117,091)	1990	2012	40 years
Lynwood	(a	)	(4)	Levelland	TX	300,000	3,800,000	—	—	300,000	3,800,000	(109,087)	1990	2012	40 years
Sienna	(a	)	(4)	Odessa	TX	350,000	8,050,000	—	—	350,000	8,050,000	(169,601)	1974	2012	40 years
Deerings	(a	)	(4)	Odessa	TX	280,000	8,420,000	35,029	—	280,000	8,455,029	(179,140)	1975	2012	40 years
Terrace West	(a	)	(4)	Midland	TX	440,000	5,860,000	—	—	440,000	5,860,000	(139,107)	1975	2012	40 years
Lake Lodge	(a	)	(4)	Lake Worth	TX	650,000	4,610,000	—	—	650,000	4,610,000	(114,016)	1977	2012	40 years
Nolan	(a	)	(4)	Sweetwater	TX	190,000	4,210,000	—	—	190,000	4,210,000	(118,415)	2010	2012	40 years
Langdon Hall	(b	)	(5)	Bradenton	FL	390,000	4,546,000	60,125	—	390,000	4,606,125	(97,833)	1985	2012	40 years
Mount Washington Residence	(b	)	(5)	Eau Claire	WI	1,040,000	1,460,000	133,120	—	1,040,000	1,593,120	(34,575)	1930	2012	40 years
Maplewood at Danbury	(b	)	(1)	Danbury	CT	1,918,801	14,081,199	—	—	1,918,801	14,081,199	(228,086)	1968	2012	40 years
Rivercrest Specialty Hospital	(i	)	(3)	Mishawaka	IN	328,000	8,072,000	—	—	328,000	8,072,000	(109,865)	1991	2012	40 years
Safe Haven Hospital and Care Center	(a	)	(3)	Pocatello	ID	470,000	5,530,000	163,871	—	470,000	5,693,871	(64,724)	1970	2012	40 years
Care Meridian Pleasanton	(h	)	(3)	Pleasanton	CA	410,647	751,184	970,201	—	410,647	1,721,385	(7,512)	2012	2012	40 years
Highlands Nursing and Rehabilitation Center	(a	)	(3)	Louisville	KY	440,893	9,484,107	—	—	440,893	9,484,107	(75,810)	1977	2012	40 years
Seven Oaks Nursing & Rehabilitation	(a	)	(4)	Glendale	WI	1,620,000	5,980,000	—	—	1,620,000	5,980,000	(28,792)	1994	2012	40 years
Inola Health Care Center	(a	)	(3)	Inola	OK	520,000	2,480,000	—	—	520,000	2,480,000	—	1990	2012	40 years
Avondale Cottage of Pryor	(b	)	(3)	Pryor	OK	100,000	400,000	—	—	100,000	400,000	—	2000	2012	40 years
Nesbit Living and Recovery Center	(a	)	(4)	Seguin	TX	600,000	4,400,000	—	—	600,000	4,400,000	(12,917)	1958	2012	40 years
Care Meridian Granite Bay	(h	)	(3)	Granite Bay	CA	540,000	435,000	—	—	540,000	435,000	—	1978	2012	40 years
The Woodlands at Robinson	(a	)	(3)	Ravenna	OH	660,000	6,940,000	—	—	660,000	6,940,000	—	2000	2012	40 years
The Harbor House of Ocala	(b	)	(4)	Dunnellon, FL	FL	690,000	3,510,000	—	—	690,000	3,510,000	(9,375)	1993	2012	40 years
The Harmony House at Ocala	(b	)	(4)	Ocala, FL	FL	500,000	2,800,000	—	—	500,000	2,800,000	(7,084)	1984	2012	40 years
The Haven House at Ocala	(b	)	(4)	Dunnellon, FL	FL	490,000	2,610,000	—	—	490,000	2,610,000	(6,625)	1991	2012	40 years
Seaside Manor Ormond Beach	(b	)	(4)	Ormond Beach, FL	FL	630,000	2,870,000	—	—	630,000	2,870,000	(8,104)	1996	2012	40 years
Eagle Lake Nursing and Rehabilitation	(e	)	(3)	Eagle Lake	TX	92,561	—	598,944	—	92,561	598,944	—	2013	2012	40 years

						$124,030,596	$917,645,734	$121,527,310	$(71,420,631)	$119,224,819	$972,558,190	$(119,371,113)

Assets under direct financing leases

Description	Type of Asset		Encumbrances	City	State	Initial Cost to Company	Accretion/ Amortization	Impairment/ Dispositions	Gross Amount Carried at December 31, 2012	Year of Construction	Date Acquired
Fountain Lake	(a	)	(2)	Hot Springs	AR	$10,418,738	$630,382	$—	$11,049,120	2007	2008

						$10,418,738	$630,382	$—	$11,049,120

(a)	Skilled Nursing Facilities (SNFs)
(b)	Assisted Living Facilities (ALFs)
(c)	Vacant Land
(d)	Assets relating to corporate office space
(e)	Developmental asset
(f)	Includes six properties all located in Texas
(g)	The aggregate cost for federal income tax purposes of the real estate as of December 31, 2012 is $812,833,004 (unaudited)
(h)	Traumatic Brain Injury Center (TBIs)
(i)	Long Term Acute Care

Encumbrances:
(1)	Standalone first mortgage
(2)	Primary GE Credit Facility
(3)	Unencumbered
(4)	BAML Revolving Credit Facility
(5)	GE Acquisition Line

	For the Years Ended December 31,
	2012	2011	2010
Reconciliation of real estate:
Carrying cost:
Balance at beginning of period	$919,383,767	$703,049,477	$636,409,268
Additions during period:
Acquisitions	184,325,392	186,078,338	63,005,000
Development of rental properties and capital expenditures	42,447,824	36,686,682	7,815,209
Dispositions:
Sale of assets	(32,207,992)	(339,009)	(4,084,000)
Impairment(i)	(11,116,862)	(6,091,721)	(96,000)

Balance at end of period	$1,102,832,129	$919,383,767	$703,049,477

Accumulated depreciation:
Balance at beginning of period	$96,796,028	$75,948,944	$58,673,377
Additions during period:
Depreciation expense	26,809,645	20,847,084	17,853,799
Dispositions:
Sale of assets	(4,234,560)	—	(578,232)

Balance at end of period	$119,371,113	$96,796,028	$75,948,944

(i)	Represents the write-down of carrying cost and accumulated depreciation on assets where impairment charges were taken.